S-K 1606, De-SPAC Board Determination	Jul. 24, 2026
De-SPAC, Board Determination Disclosure [Line Items]
De-SPAC, Board Determination Disclosure [Text Block]

The ATII Board believes that it would be in the best interests of ATII and the holders of ATII Ordinary Shares to effect the Domestication Merger. Further, the ATII Board believes that any direct benefit that the DGCL provides to a corporation also indirectly benefits holders of shares of Pubco Common Stock following the Domestication Merger Effective Time, who will be the owners of the Pubco. In addition, because Pubco will operate within the United States following the Business Combination, it was the view of the ATII Board that Pubco should be structured as a corporation organized in the State of Delaware.

The ATII Board believes that there are several reasons why a reincorporation in State of Delaware is in the best interests of ATII and the holders of ATII Ordinary Shares. These additional reasons can be summarized as follows:

●	Prominence, Predictability and Flexibility of Delaware Law. For many years, the State of Delaware has followed a policy of encouraging incorporation in the State of Delaware and, in furtherance of that policy, has been a leader in adopting, construing, and implementing comprehensive, flexible corporate laws responsive to the legal and business needs of corporations organized under its laws. Many corporations have chosen the State of Delaware initially as a state of incorporation or have subsequently changed corporate domicile to the State of Delaware. Because of the State of Delaware’s prominence as the state of incorporation for many major corporations, both the legislature and courts in State of Delaware have demonstrated the ability and a willingness to act quickly and effectively to meet changing business needs. The DGCL is frequently revised and updated to accommodate changing legal and business needs and is more comprehensive, widely used and interpreted than other state corporate laws. This favorable corporate and regulatory environment is attractive to businesses such as Pubco’s.
●	Well-Established Principles of Corporate Governance. There is substantial judicial precedent in the courts of the State of Delaware as to the legal principles applicable to measures that may be taken by a corporation and to the conduct of a company’s board of directors, such as under the business judgment rule and other standards. Because the judicial system is based largely on legal precedents, the abundance of case law in the courts of the State of Delaware provides clarity and predictability to many areas of corporate law. ATII believes such clarity would be advantageous to Pubco following the Domestication Merger Effective Time and would enable the Pubco Board and Pubco’s management to make corporate decisions and take corporate actions with greater assurance as to the validity and consequences of those decisions and actions under applicable law. Further, investors and securities professionals are generally more familiar with corporations incorporated in the State of Delaware, and the laws governing such corporations, increasing their level of comfort with corporations incorporated in the State of Delaware relative to other jurisdictions. The courts of the State of Delaware have developed considerable expertise in dealing with corporate issues, and a substantial body of case law has developed construing corporate law in the State of Delaware and establishing public policies with respect to corporate legal affairs. Moreover, the vast body of law in the State of Delaware on the fiduciary duties of directors of corporations provides appropriate protection for holders of shares of Pubco Common Stock from possible abuses by the Pubco Board or Pubco’s officers.
●	Increased Ability to Attract and Retain Qualified Directors. Reincorporation from the Cayman Islands to the State of Delaware is generally attractive to directors, officers, and stockholders alike. Pubco’s incorporation in the State of Delaware may make Pubco more attractive to future candidates for the Pubco Board, because many such candidates are already familiar with corporate law in the State of Delaware from their past business experiences. To date, ATII has not experienced difficulty in retaining directors or officers, but directors of public companies are exposed to significant potential liability. Thus, candidates’ familiarity and comfort with the laws of the State of Delaware — especially those relating to director indemnification (as discussed below) — draw such qualified candidates to corporations incorporated in the State of Delaware. The ATII Board therefore believes that providing the benefits afforded directors by the laws of the State of Delaware will enable Pubco to compete more effectively with other public companies in the recruitment of talented and experienced directors and officers. Moreover, the vast body of law in the State of Delaware on the fiduciary duties of directors provides appropriate protection for holders of shares of Pubco Common Stock from possible abuses by the Pubco Board or Pubco’s officers.

The frequency of claims and litigation pursued against directors and officers has greatly expanded the risks facing directors and officers of corporations generally in carrying out their respective duties. The amount of time and money required to respond to such claims and to defend such litigation can be substantial. While both the Companies Act and the DGCL permit a corporation to include a provision in its governing documents to reduce or eliminate the monetary liability of directors for breaches of fiduciary duty in certain circumstances, the ATII Board believes that, in general, the DGCL is more developed and provides more guidance than the Companies Act on matters regarding a corporation’s ability to limit director liability. As a result, the ATII Board believes that the corporate environment afforded by the laws of the State of Delaware will enable Pubco to compete more effectively with other public companies in attracting and retaining new directors and officers.

De-SPAC, Board Determination, Factors Considered [Line Items]
De-SPAC, Board Determination, Target Company Valuation Considered [Text Block]	Based on the enterprise value of Forge Nano of approximately $1.2 billion compared to the approximately $242 million in the Trust Account (excluding the taxes payable on the income earned on the funds held in the Trust Account), the fact that the purchase price for Forge Nano in the Business Combination was the result of an arm’s length negotiation and all of the other factors described in this section and “Proposal No. 1 — The Business Combination Proposal —Merger Agreement”, the ATII Board determined that this requirement was met.
De-SPAC, Board Determination, Approval of Directors [Line Items]
De-SPAC Transaction was Approved By Majority of Nonemployee Directors of the SPAC [Flag]	true